Income Taxes (Schedule of Effective Income Tax Reconciliation) (Details)	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal tax benefit	(0.10%)	0.20%	0.60%
International taxes at lower rates	(22.60%)	(19.60%)	(13.60%)
Tax benefits from domestic manufacturer's deduction	(1.00%)	(1.20%)	(1.90%)
Research and development credits	(2.70%)	(2.80%)	(4.60%)
Puerto Rico excise tax	(2.40%)	(1.70%)	(3.00%)
Reversal of excess tax accruals	(2.80%)	0.00%	(1.90%)
Noncontrolling interest	0.50%	1.80%	3.60%
Restructuring and acquisition-related items	3.00%	(0.30%)	0.00%
Other	(0.20%)	(0.80%)	(2.50%)
Effective income tax rate	6.70%	10.60%	11.70%